Related Party Disclosures (Tables)	6 Months Ended
Oct. 31, 2023
Related Party Disclosures [Abstract]
Schedule of Related Party Transactions

In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

		Year ended April 30,			Six months ended October 31,
Relationship	Nature of transactions	2021	2022	2023	2023
		US$	US$	US$	US$
Ultimate holding company	Digital solutions services — financial services rendered	62	11	7	32
Ultimate holding company	Digital solutions services — non financial services rendered	963	1,642	2,168	1,278
Ultimate holding company	Corporate expenses allocated	803	910	1,212	1,533
Fellow subsidiaries	Digital solutions services — financial services rendered	11	74	52	1
A related company	Digital solutions services — non financial services rendered	645	—	—	—
Immediate holding company	Repurchase of shares of the Company	—	—	318,882	—
Immediate holding company	Consideration for acquisition of AMTD Assets (note 14(a))	—	—	266,647	—
Ultimate holding company	Interest income(note 9)	—	—	6,612	6,154